Schedule of Investments (unaudited)	iShares® Evolved U.S. Consumer Staples ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Agriculture — 11.4%
Altria Group Inc.	12,151	$535,981
Archer-Daniels-Midland Co.	4,336	278,545
Bunge Ltd.	821	76,057
Darling Ingredients Inc.(a)	783	66,179
Fresh Del Monte Produce Inc.	152	5,091
Philip Morris International Inc.	7,473	706,497
Universal Corp./VA	112	5,264
Vector Group Ltd.	339	4,495
		1,678,109
Beverages — 30.9%
Boston Beer Co. Inc. (The), Class A, NVS(a)	63	31,026
Brown-Forman Corp., Class A	335	21,450
Brown-Forman Corp., Class B, NVS	2,517	170,879
Celsius Holdings Inc.(a)	285	27,508
Coca-Cola Co. (The)	30,661	1,728,361
Coca-Cola Consolidated Inc.	46	18,464
Constellation Brands Inc., Class A	884	191,660
Keurig Dr Pepper Inc.	7,096	256,095
MGP Ingredients Inc.	99	6,357
Molson Coors Beverage Co., Class B	1,350	59,522
Monster Beverage Corp.(a)	4,431	376,635
National Beverage Corp.	270	15,228
PepsiCo Inc.	9,988	1,614,061
Primo Water Corp.	1,357	21,576
		4,538,822
Chemicals — 1.2%
Balchem Corp.	146	22,351
Ecolab Inc.	128	28,444
International Flavors & Fragrances Inc.	588	86,701
Mosaic Co. (The)	325	13,510
Sensient Technologies Corp.	216	20,650
		171,656
Commercial Services — 0.1%
Medifast Inc.	53	10,402
WW International Inc.(a)(b)	162	2,813
		13,215
Computers — 0.1%
ExlService Holdings Inc.(a)	89	10,914

Cosmetics & Personal Care — 10.2%
Colgate-Palmolive Co.	3,935	299,808
Coty Inc., Class A(a)	1,840	15,603
Edgewell Personal Care Co.	150	5,248
Procter & Gamble Co. (The)	8,196	1,171,946
		1,492,605
Diversified Financial Services — 0.0%
Jefferies Financial Group Inc.	2	86

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	380	13,858

Food — 22.7%
B&G Foods Inc.	693	20,402
BellRing Brands Inc., Class A(a)	250	6,705
Beyond Meat Inc.(a)(b)	350	34,643
Calavo Growers Inc.	99	3,980
Cal-Maine Foods Inc.	180	6,491
Campbell Soup Co.	2,001	79,940
Security	Shares	Value

Food (continued)
Conagra Brands Inc.	4,886	$157,329
Flowers Foods Inc.	1,071	26,507
General Mills Inc.	7,483	462,450
Hain Celestial Group Inc. (The)(a)	936	41,998
Hershey Co. (The)	1,578	276,702
Hormel Foods Corp.	2,195	92,892
Hostess Brands Inc.(a)	585	11,062
Ingredion Inc.	454	43,235
J&J Snack Foods Corp.	117	17,263
JM Smucker Co. (The)	1,123	137,972
John B Sanfilippo & Son Inc.	81	6,845
Kellogg Co.	2,838	173,969
Kraft Heinz Co. (The)	5,437	195,134
Lamb Weston Holdings Inc.	1,078	60,853
Lancaster Colony Corp.	153	26,010
McCormick & Co. Inc./MD, NVS	1,927	154,603
Mondelez International Inc., Class A	10,747	652,773
Performance Food Group Co.(a)	640	28,947
Pilgrim's Pride Corp.(a)	270	7,603
Post Holdings Inc.(a)	618	62,715
Sanderson Farms Inc.	108	20,461
Seaboard Corp.	1	3,850
Simply Good Foods Co. (The)(a)	646	25,614
Sprouts Farmers Market Inc.(a)	405	8,967
Sysco Corp.	2,867	220,472
Tootsie Roll Industries Inc.	139	4,399
TreeHouse Foods Inc.(a)	576	20,817
Tyson Foods Inc., Class A	2,455	196,326
U.S. Foods Holding Corp.(a)	947	32,833
United Natural Foods Inc.(a)	198	8,591
		3,331,353
Health Care - Products — 0.1%
Neogen Corp.(a)	486	20,563

Holding Companies - Diversified — 0.0%
Cannae Holdings Inc.(a)	268	9,139

Household Products & Wares — 1.7%
ACCO Brands Corp.	2	16
Church & Dwight Co. Inc.	1,033	90,243
Clorox Co. (The)	507	82,646
Helen of Troy Ltd.(a)	45	10,123
Kimberly-Clark Corp.	481	62,285
WD-40 Co.	21	4,767
		250,080
Housewares — 0.2%
Newell Brands Inc.	238	5,448
Scotts Miracle-Gro Co. (The)	126	18,706
		24,154
Machinery — 0.4%
AGCO Corp.	207	25,298
Middleby Corp. (The)(a)	153	27,913
		53,211
Manufacturing — 0.1%
John Bean Technologies Corp.	108	15,957

Packaging & Containers — 3.0%
Amcor PLC	1,383	16,693
AptarGroup Inc.	35	4,227
Ball Corp.	2,141	195,859

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Consumer Staples ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Packaging & Containers (continued)
Berry Global Group Inc.(a)	557	$36,506
Crown Holdings Inc.	820	85,272
Graphic Packaging Holding Co.	1,732	34,519
O-I Glass Inc.(a)	702	9,161
Packaging Corp. of America	95	13,050
Sealed Air Corp.	219	12,991
Silgan Holdings Inc.	333	13,386
Sonoco Products Co.	378	21,905
		443,569
Pharmaceuticals — 2.0%
Elanco Animal Health Inc.(a)	1,321	43,434
Herbalife Nutrition Ltd.(a)	413	19,163
Perrigo Co. PLC	118	5,328
Prestige Consumer Healthcare Inc.(a)	198	11,878
Zoetis Inc.	965	208,633
		288,436
Real Estate Investment Trusts — 1.8%
Americold Realty Trust	757	22,309
Equinix Inc.	294	246,098
		268,407
Retail — 12.9%
BJ's Restaurants Inc.(a)	55	1,833
Casey's General Stores Inc.	99	18,962
Cheesecake Factory Inc. (The)(a)	126	5,121
Chipotle Mexican Grill Inc.(a)	135	240,169
Cracker Barrel Old Country Store Inc.	45	5,993
Darden Restaurants Inc.	159	22,918
Domino's Pizza Inc.	34	16,625
Freshpet Inc.(a)	236	36,795
Jack in the Box Inc.	81	8,015
McDonald's Corp.	2,773	680,910
Shake Shack Inc., Class A(a)	91	6,294
Starbucks Corp.	5,745	609,372
Texas Roadhouse Inc.	76	6,750
Security	Shares	Value

Retail (continued)
Wendy's Co. (The)	639	$14,250
Wingstop Inc.	81	13,970
Yum China Holdings Inc.	1,207	68,895
Yum! Brands Inc.	1,048	130,937
		1,887,809
Toys, Games & Hobbies — 0.1%
Mattel Inc.(a)	609	13,282

Total Common Stocks — 99.0%
(Cost: $13,476,933)		14,525,225

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	6,141	6,144
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	120,000	120,000
		126,144
Total Short-Term Investments — 0.9%
(Cost: $126,140)		126,144

Total Investments in Securities — 99.9%
(Cost: $13,603,073)		14,651,369

Other Assets, Less Liabilities — 0.1%		13,901

Net Assets — 100.0%		$14,665,270

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,208	$—	$(9,064	)(a)	$—	$—	$6,144	6,141	$32	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—	(20,000	)(a)	—	—	120,000	120,000	2		—
					$—	$—	$126,144		$34		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Consumer Staples ETF
October 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,525,225	$—	$—	$14,525,225
Money Market Funds	126,144	—	—	126,144
	$14,651,369	$—	$—	$14,651,369

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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